Derivatives - Schedule of Derivative Qualifying Hedge Accounting (Details) $ in Thousands	3 Months Ended
Sep. 30, 2024 USD ($)
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Hedging instruments (Interest rate swaps)	$ 10,661
Hedged items (Unsecured notes)	(9,041)
Fair market value adjustments for hedge accounting recognized in interest expense	$ 1,620